                                   UAM Funds

                                   Annual Report




     ---------------------------
        C & B Mid Cap Equity
           Portfolio
--------------------------------------------------------------------------------
                                       October 31, 1998







                                                  [LOGO OF UAM APPEARS HERE]

UAM FUNDS                            C & B MID CAP EQUITY PORTFOLIO
                                     OCTOBER 31, 1998
-------------------------------------------------------------------------------

                               TABLE OF CONTENTS

-------------------------------------------------------------------------------

Shareholders' Letter........................................................   1
Performance Comparison......................................................   2
Portfolio of Investments....................................................   3
Statement of Assets and Liabilities.........................................   6
Statement of Operations.....................................................   7
Statement of Changes in Net Assets..........................................   8
Financial Highlights........................................................   9
Notes to Financial Statements...............................................  10
Report of Independent Accountants...........................................  14

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

UAM FUNDS                                        C & B MID CAP EQUITY PORTFOLIO
-------------------------------------------------------------------------------

Dear Shareholder:

  The following report provides a detailed description of the securities held and the statement of operations for the Cooke & Bieler Mid Cap Equity Portfo-lio for the interim period from February 18, 1998 through October 31, 1998.

  After several years of near perfect conditions, the environment for invest-ing in U.S. equities deteriorated during the interim period, as mounting global deflationary pressures began to affect many U.S. companies and indus-tries in profound ways. In this environment, equity investors craved liquidity and perceived earnings visibility and flocked to large cap, growth stocks. As a result, smaller capitalization issues, including mid-cap stocks, were shunned during the period and vastly underperformed large cap stocks.

  For the interim period, the Cooke & Bieler Mid Cap Equity Portfolio declined 2.71% and performed well in comparison to its benchmark, the S&P 400 Midcap Index, which declined 4.71%. These favorable relative results generally re-flect the benefit of holding a Portfolio of high quality, reasonably priced securities in a time of stress.

  Cooke & Bieler's investment decisions continue to be guided by the core principles of the firm's long-standing "high quality, low risk" investment philosophy. The essence of this philosophy is apparent in the strong financial characteristics that are demonstrated by the companies held in the Cooke & Bieler Mid Cap Equity Portfolio.

Sincerely,


/s/ Peter A. Thompson

Peter A. Thompson

The investment results presented in the Adviser's letter represent past performance and should not be construed as a guarantee of future results. If Affiliates did not have temporary fee waivers and did not assume expenses on behalf of the Portfolio, total return for the Portfolio would have been lower. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

_______________________________
  TOTAL RETURN ** FOR PERIOD
    ENDED OCTOBER 31, 1998
_______________________________
        SINCE 2/18/98*
_______________________________
            (2.71%)
_______________________________

                        [PERFORMANCE CHART APPEARS HERE]

DATE         C & B MID CAP EQUITY PORTFOLIO    S&P 400 INDEX+
----         ------------------------------    -------------
2/18/98*++            10,000                       10,000
10/31/98               9,729                        9,529

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate. When shares are redeemed, they may be worth more or less than the original cost.
 * Commencement of operations
** Total return reflects fees waived and expenses assumed by Affiliates.
   Without such waiver of fees and expenses assumed, total return would be lower.
 + The comparative index is not adjusted to reflect expenses or other fees that the SEC requires to be reflected in the Portfolio's performance. The fees, if reflected, would reduce the performance quoted. The Portfolio's performance assumes the reinvestment of all dividends and distributions. The comparative index has been adjusted to reflect reinvestment of dividends on securities in the index.
++ For comparative purposes, the value of the S&P 400 Index on 2/28/98 is used as the beginning value of 2/18/98.
                      Definition of the Comparative Index

The S&P 400 Index consists of 400 domestic stocks chosen for market size (medium market capitalization of approximately $700 million), liquidity and industry group representation. It is a market weighted index with each stock affecting the index in proportion to its market value.
Comparisons of performance assume reinvestment of dividends.
Please note that one cannot invest in an unmanaged index.

UAM FUNDS                            C & B MID CAP EQUITY PORTFOLIO
                                     OCTOBER 31, 1998
-------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 93.9%

                                                             SHARES    VALUE+
                                                             ------- ----------
AUTOMOTIVE - 5.1%
 Snap-On, Inc...............................................   1,500 $   53,156
                                                                     ----------
BEVERAGES, FOOD & TOBACCO - 5.5%
 Whitman Corp...............................................   2,650     56,809
                                                                     ----------
CHEMICALS - 1.7%
 Eastman Chemical Co........................................     300     17,625
                                                                     ----------
CONSTRUCTION - 2.2%
 Sherwin-Williams Co........................................     900     22,669
                                                                     ----------
CONSUMER DURABLES - 7.7%
 Hussmann International, Inc................................   2,175     33,848
 Rubbermaid, Inc............................................   1,375     45,633
                                                                     ----------
                                                                         79,481
                                                                     ----------
CONSUMER NON-DURABLES - 5.8%
 Hasbro, Inc................................................   1,150     40,322
 Millipore Corp.............................................     775     19,084
                                                                     ----------
                                                                         59,406
                                                                     ----------
ELECTRONICS - 11.4%
 Grainger (W.W.) Inc........................................     900     41,456
 Molex Inc., Class A........................................   1,600     52,300
 Vishay Intertechnology, Inc................................   1,550     23,444
                                                                     ----------
                                                                        117,200
                                                                     ----------
ENERGY - 2.7%
 Burlington Resources, Inc..................................     675     27,801
                                                                     ----------
ENTERTAINMENT & LEISURE - 2.7%
 Brunswick Corp.............................................   1,450     28,184
                                                                     ----------
FINANCIAL SERVICES - 6.4%
 Ambac Financial Group, Inc.................................     725     42,186
 EXEL Ltd...................................................     312     23,848
                                                                     ----------
                                                                         66,034
                                                                     ----------
METALS - 2.1%
 Worthington Industries, Inc................................   1,575     21,361
                                                                     ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                            C & B MID CAP EQUITY PORTFOLIO
                                     OCTOBER 31, 1998
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COMMON STOCKS - CONTINUED

                                                              SHARES    VALUE+
                                                              ------- ----------
MULTI-INDUSTRY - 6.8%
 National Service Industries, Inc............................   1,450 $   52,019
 Raychem Corp................................................     600     18,338
                                                                      ----------
                                                                          70,357
                                                                      ----------
MULTI-MEDIA - 1.7%
 Banta Corp..................................................     725     18,034
                                                                      ----------
OIL & GAS - 4.7%
 NICOR, Inc..................................................   1,150     48,731
                                                                      ----------
PAPER & PACKAGING - 2.0%
 Caraustar Industries, Inc...................................     850     20,188
                                                                      ----------
PHARMACEUTICALS - 6.2%
 *Covance, Inc...............................................   1,475     41,116
 Mylan Laboratories, Inc.....................................     675     23,245
                                                                      ----------
                                                                          64,361
                                                                      ----------
PRINTING & PUBLISHING - 3.3%
 McClatchy Co., Class A......................................   1,000     33,938
                                                                      ----------
RETAIL - 5.0%
 *BJ's Wholesale Club, Inc...................................   1,450     52,109
                                                                      ----------
SERVICES - 7.3%
 *Airgas, Inc................................................   3,175     36,513
 Stewart Enterprises, Inc., Class A..........................   1,675     38,630
                                                                      ----------
                                                                          75,143
                                                                      ----------
UTILITIES - 3.6%
 Washington Gas Light Co.....................................   1,400     37,013
                                                                      ----------
 TOTAL COMMON STOCKS (Cost $994,345).................................    969,600
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                            C & B MID CAP EQUITY PORTFOLIO
                                     OCTOBER 31, 1998
-------------------------------------------------------------------------------


SHORT-TERM INVESTMENT - 8.4%

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- ----------
REPURCHASE AGREEMENT - 8.4%
 Chase Securities, Inc. 4.90%, dated 10/30/98, due 11/2/98,
  to be repurchased at $87,036, collateralized by $83,722
  of various U.S. Treasury Notes, 5.375%-6.875% due from
  5/31/99-2/15/04, valued at $87,001 (Cost $87,000)........ $87,000 $   87,000
                                                                    ----------
 TOTAL INVESTMENTS - 102.3% (Cost $1,081,345) (a)..................  1,056,600
                                                                    ----------
 OTHER ASSETS AND LIABILITIES (Net) - (2.3)%.......................    (24,079)
                                                                    ----------
 NET ASSETS - 100%................................................. $1,032,521
                                                                    ==========

+  See Note A to Financial Statements.
*  Non-Income Producing Security
(a) The cost for federal income tax purposes was $1,094,214. At October 31, 1998, net unrealized depreciation for all securities was $37,614. This consisted of aggregate gross unrealized appreciation for all securities of $56,553 and aggregate gross unrealized depreciation for all securities of $94,167.
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                            C & B MID CAP EQUITY PORTFOLIO
                                     OCTOBER 31, 1998
-------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

ASSETS
Investments, at Cost................................................ $1,081,345
                                                                     ==========
Investments, at Value............................................... $1,056,600
Cash................................................................        347
Receivable due from Investment Adviser--Note B......................      2,268
Dividends Receivable................................................      1,133
Interest Receivable.................................................         24
Other Assets........................................................         21
                                                                     ----------
 Total Assets.......................................................  1,060,393
                                                                     ----------
LIABILITIES
Payable for Portfolio Shares Redeemed...............................      1,200
Payable for Administrative Fees--Note C.............................      5,405
Payable for Custodian Fees--Note D..................................        236
Payable for Directors' Fees--Note F.................................        298
Other Liabilities...................................................     20,733
                                                                     ----------
 Total Liabilities..................................................     27,872
                                                                     ----------
NET ASSETS.......................................................... $1,032,521
                                                                     ==========
NET ASSETS CONSIST OF:
Paid in Capital..................................................... $1,123,783
Undistributed Net Investment Income.................................      1,489
Accumulated Net Realized Loss.......................................    (68,006)
Unrealized Depreciation.............................................    (24,745)
                                                                     ----------
NET ASSETS.......................................................... $1,032,521
                                                                     ==========
INSTITUTIONAL CLASS SHARES
Shares Issued and Outstanding ($0.001 par value)
 (Authorized 25,000,000)............................................    106,509
NET ASSET VALUE, Offering and Redemption Price Per Share............      $9.69
                                                                          =====

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                C & B MID CAP EQUITY PORTFOLIO
                         FOR THE PERIOD FROM FEBRUARY 18, 1998*
                         TO OCTOBER 31, 1998
--------------------------------------------------------------------------------

 STATEMENT OF OPERATIONS
 INVESTMENT INCOME
 Dividends........................................................... $  8,095
 Interest............................................................    2,613
                                                                      --------
  TOTAL INCOME.......................................................   10,708
                                                                      --------
 EXPENSES
 Administrative Fees--Note C.........................................   25,511
 Audit Fees..........................................................   13,700
 Printing Fees.......................................................   10,655
 Registration and Filing Fees........................................    7,830
 Investment Advisory Fees--Note B....................................    3,589
 Custodian Fees--Note D..............................................    1,990
 Directors' Fees--Note F.............................................    1,805
 Shareholder Servicing Fees..........................................      613
 Other Expenses......................................................    3,342
 Investment Advisory Fees Waived--Note B.............................   (3,589)
 Expenses Assumed By the Adviser--Note B.............................  (59,643)
                                                                      --------
  Net Expenses Before Expense Offset.................................    5,803
 Expense Offset--Note A..............................................      (48)
                                                                      --------
  Net Expense After Expense Offset...................................    5,755
                                                                      --------
 NET INVESTMENT INCOME...............................................    4,953
                                                                      --------
 NET REALIZED LOSS ON INVESTMENTS....................................  (68,006)
 NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS...  (24,745)
                                                                      --------
 NET LOSS ON INVESTMENTS.............................................  (92,751)
                                                                      --------
 NET DECREASE IN NET ASSESTS RESULTING FROM OPERATIONS............... $(87,798)
                                                                      ========

* Commencement of Operations
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                         C & B MID CAP EQUITY PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                    FEBRUARY 18,
                                                                      1998* TO
                                                                    OCTOBER 31,
                                                                        1998
                                                                    ------------
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
 Net Investment Income............................................   $    4,953
 Net Realized Loss................................................      (68,006)
 Net Change in Unrealized Appreciation/Depreciation...............      (24,745)
                                                                     ----------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS.............      (87,798)
                                                                     ----------
DISTRIBUTIONS:
 Net Investment Income............................................       (3,464)
                                                                     ----------
CAPITAL SHARE TRANSACTIONS: (1)
 Issued...........................................................    1,175,119
 In Lieu Of Cash Distributions....................................        3,463
 Redeemed.........................................................      (54,799)
                                                                     ----------
 NET INCREASE FROM CAPITAL SHARE TRANSACTIONS.....................    1,123,783
                                                                     ----------
 TOTAL INCREASE...................................................    1,032,521
NET ASSETS:
 Beginning of Period..............................................          --
                                                                     ----------
 End of Period (including undistributed net investment income of
  $1,489).........................................................   $1,032,521
                                                                     ==========
(1) SHARES ISSUED AND REDEEMED:
 Issued...........................................................      111,277
 In Lieu of Cash Distributions....................................          360
 Redeemed.........................................................       (5,128)
                                                                     ----------
                                                                        106,509
                                                                     ==========

*Commencement of Operations
The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                        C & B MID CAP EQUITY PORTFOLIO
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FINANCIAL HIGHLIGHTS
                                               SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                FEBRUARY 18,
                                                                 1998*** TO
                                                              OCTOBER 31, 1998
                                                              ----------------
NET ASSET VALUE, BEGINNING OF PERIOD ........................      $10.00
                                                                   ------
INCOME FROM INVESTMENT OPERATIONS:
 Net Investment Income.......................................        0.05
 Net Realized and Unrealized Loss............................       (0.32)
                                                                   ------
 Total From Investment Operations............................       (0.27)
                                                                   ------
DISTRIBUTIONS:
 Net Investment Income.......................................       (0.04)
                                                                   ------
NET ASSET VALUE, END OF PERIOD...............................      $ 9.69
                                                                   ======
TOTAL RETURN.................................................       (2.71)%**+
                                                                   ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)........................      $1,033
Ratio of Expenses to Average Net Assets......................        1.01%*
Ratio of Net Investment Income to Average Net Assets.........        0.86%*
Portfolio Turnover Rate......................................          37%
Ratio of Voluntarily Waived Fees and Expenses Assumed by
 Affiliates to Average Net Assets............................       11.01%*
Ratio of Expenses to Average Net Assets Including Expense
 Offsets.....................................................        1.00%*

  * Annualized
 ** Not Annualized
*** Commencement of Operations
  + Total return would have been lower had certain fees not been waived and expenses assumed by Affiliates.
The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                        C & B MID CAP EQUITY PORTFOLIO
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NOTES TO FINANCIAL STATEMENTS

  UAM Funds, Inc. and UAM Funds Trust (collectively the "UAM Funds") are reg-istered under the Investment Company Act of 1940, as amended. The C & B Mid Cap Equity Portfolio (the "Portfolio"), a portfolio of UAM Funds, Inc., is a diversified, open-end management investment company. At October 31, 1998, the UAM Funds were comprised of forty-six active portfolios. The financial state-ments of the remaining portfolios are presented separately. The objective of the Portfolio is to provide maximum long-term total return with minimal risk to principal by investing in common stocks of companies with an anticipated average market capitalization of $3 billion or less which have a consistency and predictability in their earnings growth.

  A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

    1. SECURITY VALUATION: Investments for which market quotations are read-ily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined using the last reported bid price. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it ap-proximates market value. The value of other assets and securities for which no quotations are readily available are stated at fair value follow-ing procedures approved by the Board of Directors.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provi-sion for Federal income taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: In connection with transactions involving re-purchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued inter-est. To the extent that any repurchase transaction exceeds one business day, the value of

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UAM FUNDS                                        C & B MID CAP EQUITY PORTFOLIO
-------------------------------------------------------------------------------

  the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the pro-ceeds in satisfaction of the obligation. In the event of default or bank-ruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash bal-ances into a joint trading account which invests in one or more repurchase agreement. This joint repurchase agreement is covered by the same collat-eral requirements as discussed above.

    4. DISTRIBUTIONS TO SHAREHOLDERS: The Portfolio will normally distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

    The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These dif-ferences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments and in-kind transactions.

    Permanent book and tax basis differences, if any, may result in reclas-sifications to undistributed net investment income (loss), accumulated net realized gain (loss), and paid in capital.

    Permanent book-tax differences, if any, are not included in ending un-distributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

    5. OTHER: Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Ex-penses which cannot be directly attributed are apportioned among the port-folios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custo-dian balance credits.

UAM FUNDS                                        C & B MID CAP EQUITY PORTFOLIO
-------------------------------------------------------------------------------


  B. ADVISORY SERVICES: Under the terms of an investment advisory agreement, Cooke & Bieler, Inc. (the "Adviser"), a wholly-owned subsidiary of United As-set Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.625% of average daily net assets for the month. The Adviser has voluntarily agreed to waive a por-tion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of ex-pense offset arrangements, from exceeding 1.00% of average daily net assets.

  C. ADMINISTRATIVE SERVICES: UAM Funds Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the UAM Funds under a Fund Administration Agreement (the "Agree-ment"). The Administrator has entered into a Mutual Funds Service Agreement (the "Mutual Funds Service Agreement") with Chase Global Funds Services Com-pany ("CGFSC"), a corporate affiliate of The Chase Manhattan Bank, under which CGFSC provides certain services including, but not limited to, administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services.

  Pursuant to the Agreement, the Portfolio pays the Administrator a two part monthly fee:
  --a Portfolio-specific monthly fee of 0.04% per annum of the average daily net assets of the Portfolio which is retained by the Administrator.
  --a sub-administration fee (the "Sub-Administration Fee") which the Administrator in turn pays to CGFSC on a monthly basis, calculated as 0.19% of the first $200 million of the combined aggregate net assets of the UAM Funds; plus 0.11% of the next $800 million of the combined aggregate net assets of the UAM Funds; plus 0.07% of the next $2 billion of the combined aggregate net assets of the UAM Funds; plus 0.05% of the combined aggregate net assets of the UAM Funds in excess of $3 billion. The Sub-Administration Fee is allocated among the portfolios of the UAM Funds on the basis of their relative net assets and is subject to a graduated minimum fee schedule per portfolio which rises from $2,000 per month, upon inception of a portfolio, to $70,000 annually after two years. For portfolios with more than one class of shares, the minimum annual fee increases to $90,000 over the same period.

  Effective October 23, 1998, the Mutual Funds Service Agreement with CGFSC was revised to exclude dividend disbursing, shareholder servicing and transfer agent services. Pursuant to the revised Mutual Funds Service Agreement, the Sub-Administration Fee paid by the Portfolio to the Administrator and in turn

UAM FUNDS                                        C & B MID CAP EQUITY PORTFOLIO
-------------------------------------------------------------------------------

paid to CGFSC is calculated as a base fee per Portfolio of $52,500 annually plus $7,500 annually for each additional class of shares; plus 0.039% of the net assets of the Portfolio. Certain portfolios which commenced operations af-ter October 1, 1997 have a base fee of $39,500 for a period of twelve months, which increases to $52,500 annually once the twelve months have expired.

  For the year ended October 31, 1998, UAM Funds Services, Inc. earned $25,511 from the Portfolio as Administrator of which $23,821 was paid to CGFSC for its services as Sub-Administrator.

  Also, effective October 23, 1998, dividend disbursing and transfer agent services were sub-contracted to DST Systems, Inc. and shareholder servicing has been sub-contracted to UAM Shareholder Service Center, Inc., an affiliate of UAM. The portfolios pay dividend disbursing, transfer agent and shareholder servicing fees to the Administrator who in turn pays them to DST Systems, Inc. and UAM Shareholder Services Center, Inc., as appropriate. For the period ended October 31, 1998, the Portfolio incurred $152 in shareholder servicing fees with UAM Shareholder Service Center, Inc. This fee is based on the number of classes of shares and shareholder accounts.

  D. CUSTODIAN: The Chase Manhattan Bank is custodian for the Portfolio's as-sets and the assets are held in accordance with the custodian agreement.

  E. DISTRIBUTION SERVICES: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the portfolio.

  F. DIRECTORS' FEES: Each Director, who is not an officer or affiliated per-son, receives $2,000 per meeting attended plus reimbursement of expenses in-curred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds.

  G. PURCHASES AND SALES: For the year ended October 31, 1998, the Portfolio made purchases of $1,324,286 and sales of $261,935 of investment securities. There were no purchases or sales of long-term U.S. Government securities.

  H. OTHER: At October 31, 1998, 78.9% of total shares outstanding were held by 2 record shareholders each owning 10% or greater of the aggregate total shares outstanding.

  At October 31, 1998 the Portfolio had available capital loss carryover for Federal income tax purposes of $55,137 which will expire on October 31, 2006.

UAM FUNDS                                        C & B MID CAP EQUITY PORTFOLIO
-------------------------------------------------------------------------------

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors ofUAM Funds, Inc. and Shareholders of
C & B Mid Cap Equity Portfolio

In our opinion, the accompanying statement of assets and liabilities, includ-ing the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the C & B Mid Cap Equity Portfo-lio (the "Portfolio"), a Portfolio of the UAM Funds, Inc., at October 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the period indicated, in conformity with generally accepted accounting principles. These financial statements and financial high-lights (hereafter referred to as "financial statements") are the responsibil-ity of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reason-able assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence support-ing the amounts and disclosures in the financial statements, assessing the ac-counting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 1998 by corre-spondence with the custodian, provides a reasonable basis for the opinion ex-pressed above.

Pricewaterhousecoopers LLP
Boston, Massachusetts
December 11, 1998

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FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended October 31, 1998, the percentage of dividends paid that qualify for the 70% dividend received deduction for corporate shareholders is 100.0%.

UAM FUNDS                                         C & B MID CAP EQUITY PORTFOLIO

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OFFICERS AND DIRECTORS

Norton H. Reamer                        William H. Park
Director, President and Chairman        Vice President


John T. Bennett, Jr.                    Michael E. DeFao
Director                                Secretary


Nancy J. Dunn                           Gary L. French
Director                                Treasurer


Philip D. English                       Robert R. Flaherty
Director                                Assistant Treasurer


William A. Humenuk                      Michael J. Leary
Director                                Assistant Treasurer


Peter M. Whitman, Jr.                   Michelle Azrialy
Director                                Assistant Secretary
--------------------------------------------------------------------------------
UAM FUNDS
P.O. Box 419081
Kansas City, MO 68141-6081
(toll free)
1-877-UAM-LINK (826-5465)

INVESTMENT ADVISER
Cooke & Bieler, Inc.
1700 Market Street
Philadelphia, PA 19103

DISTRIBUTOR
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110


                                        -------------------------------------
                                          This report has been prepared for
                                          shareholders and may be
                                          distributed to others only if
                                          preceded or accompanied by a
                                          current prospectus.
                                        -------------------------------------